Significant Accounting Policies - Schedule of Disaggregation Information of Revenue by Service Type (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 35,232,701	$ 32,635,191	[1]	$ 32,649,834	[1]
Percentage of Total Revenue		100.00%	100.00%		100.00%
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 12,869,962	$ 12,233,722		$ 11,882,370
Percentage of Total Revenue		36.60%	37.50%		36.40%
Cash-In-Transit - Dedicated Vehicle to Banks (CIT DV) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 3,884,178	$ 3,643,999		$ 3,814,604
Percentage of Total Revenue		11.00%	11.20%		11.70%
ATM Management [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 6,858,228	$ 6,710,954		$ 7,579,774
Percentage of Total Revenue		19.50%	20.60%		23.20%
Cash Processing (CPC) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 4,499,048	$ 3,660,152		$ 3,265,052
Percentage of Total Revenue		12.80%	11.20%		10.00%
Cash Center Operations (CCT) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 1,772,142	$ 1,764,619		$ 1,824,381
Percentage of Total Revenue		5.00%	5.40%		5.60%
Consolidate Cash Center (CCC) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 625,264	$ 520,008		$ 726,599
Percentage of Total Revenue		1.80%	1.60%		2.20%
Smart Cash Solution [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 4,441,192	$ 3,899,564		$ 2,794,708
Percentage of Total Revenue		12.60%	11.90%		8.60%
Others [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total	[2]		$ 3,271		$ 5,062
Percentage of Total Revenue	[2]	0.00%	0.00%		0.00%
AI&Robotics Solutions (exclude Smart Retail Solutions) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 239,475	$ 198,902		$ 757,284
Percentage of Total Revenue		0.60%	0.60%		2.30%
Smart Retail Solutions [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 43,212
Percentage of Total Revenue		0.10%

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia and Handshake (Note 25) for the fiscal years ended December 31, 2024 and 2023.
[2]	Others include revenues from express cash, coin processing services and international shipment.